Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 15,184	$ 15,897	$ 7,134